EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in a supplement to the Class A, Class B and Class C Prospectus and to the Class I and Class R Prospectus, each dated February 29, 2012, for Calamos High Income Fund, a series of Calamos Investment Trust, filed with the Securities and Exchange Commission on May 15, 2012 (Accession No. 0001193125-12-234159), the purpose of which was to reflect the name change of Calamos High Income Fund.